35 Financial Instruments (Details 10) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Less: Cash and cash equivalents	R$ (3,222,768)	R$ (2,941,727)
Net income	3,909,750
Deferred IRPJ and CSLL	24,896
Provision for IRPJ and CSLL	1,260,469
Depreciation and amortization	1,009,912
Capital Management Risk [member]
Disclosure of detailed information about financial instruments [line items]
Loans and financing	3,188,531	3,142,383
Debentures	6,757,481	8,429,710
Less: Cash and cash equivalents	(3,222,768)	(2,941,727)
Less: Bonds and securities (current)	(1,465)	(3,112)
Less: Bonds and securities (noncurrent) - debt contract guarantees	(175,901)	(121,617)
Less: Collaterals and escrow accounts STN	(133,521)	(98,433)
Adjusted net debt	6,412,357	8,407,204
Net income	3,834,172	2,062,869
Equity in earnings of investees	(193,547)	(106,757)
Deferred IRPJ and CSLL	24,896	205,771
Provision for IRPJ and CSLL	1,260,469	433,555
Financial expenses (income), net	(866,271)	(488,486)
Depreciation and amortization	1,009,913	1,093,836
Adjusted ebitda	R$ 5,069,632	R$ 4,177,760
Adjusted net debt / Ebitda (in R$ per share)	R$ 1.26	R$ 2.01